Financial Instruments - Additional Information (Details) € in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023 EUR (€)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 EUR (€)	Jun. 30, 2023	Dec. 31, 2022 EUR (€)	Nov. 08, 2022 EUR (€)	Nov. 08, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Contract liabilities	€ 236.5		€ 236.5		€ 231.4
Financing income on amendment of terms of debt			17.2
Liability relating to IFRS 16
Disclosure of detailed information about borrowings [line items]
Lease liabilities	74.2		74.2		€ 66.6
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 553.2		€ 553.2
Interest rate	3500000.00%		3500000.00%
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 660.4		€ 660.4			€ 700.6	$ 700.0
Repayments of non-current borrowings	€ 6.6	$ 7.0
Interest rate	3.00%		3.00%	3.75%